Right-of-use assets and liability related to right-of-use of assets	12 Months Ended
Dec. 31, 2024
Right-of-use assets and liability related to right-of-use of assets [Abstract]
Right-of-use assets and liability related to right-of-use of assets
Note 15. Right-of-use assets and liability related to right-of-use of assets

The Company has lease contracts for various items of towers & sites, property and other equipment used in its operations. Towers and sites, and property generally have lease terms between 2 and 24 years, while other equipment generally has lease terms between 2 and 20 years.

In 2022, 2023 and 2024 the movement of right-of-use assets and lease liabilities are as follows:

	Right-of-use assets
	Towers & Sites		Property		Other equipment		Total		Liability related to right-of-use of assets
As of January 1, 2022	Ps.	76,557,028	Ps.	9,936,705	Ps.	3,878,660	Ps.	90,372,393	Ps.	98,654,225
Additions and release(1)		42,958,221		574,801		5,463,706		48,996,728		44,134,101
Business combinations		4,247,042		318		5,413		4,252,773		9,129,255
Modifications		11,859,492		3,584,607		1,790,905		17,235,004		19,038,741
Depreciation		(22,858,868)		(3,369,095)		(2,756,898)		(28,984,861)		—
Interest expense		—		—		—		—		8,903,397
Payments		—		—		—		—		(33,823,287)
Disposals(2)		(696,904)		(88,303)		(36,694)		(821,901)		(1,044,480)
Transfers(3)		(165,779)		(126,763)		(112,301)		(404,843)		(438,571)
Translation adjustment		(5,680,583)		(1,289,832)		(1,800,782)		(8,771,197)		(10,404,570)
Balance at December 31, 2022	Ps.	106,219,649	Ps.	9,222,438	Ps.	6,432,009	Ps.	121,874,096	Ps.	134,148,811

(1)	The increase as compared to the previous year, was due to rights of use and their corresponding liability with Sitios Latam, resulting from the spin-off occurred in August 2022.

(2)	Disposals includes the Panama disposal. See Note 2Ac.

(3)	Transfers includes the Claro Chile, SpA joint venture. See Note 12b.

	Right-of-use assets
	Towers & Sites		Property		Other equipment		Total		Liability related to right-of-use of assets
As of January 1, 2023	Ps.	106,219,649	Ps.	9,222,438	Ps.	6,432,009	Ps.	121,874,096	Ps.	134,148,811
Additions and release		14,744,304		464,791		146,515		15,355,610		12,244,019
Modifications		25,773,865		1,430,795		(3,397,274)		23,807,386		39,109,007
Depreciation		(26,763,563)		(3,122,468)		(1,953,019)		(31,839,050)		—
Interest expense		—		—		—		—		10,648,584
Payments		—		—		—		—		(39,498,197)
Translation adjustment		(13,391,742)		(1,358,124)		(879,856)		(15,629,722)		(31,483,068)
Balance at December 31, 2023	Ps.	106,582,513	Ps.	6,637,432	Ps.	348,375	Ps.	113,568,320	Ps.	125,169,156

	Right-of-use assets
	Towers & Sites		Property		Other equipment		Total		Liability related to right-of-use of assets
As of January 1, 2024	Ps.	106,582,513	Ps.	6,637,432	Ps.	348,375	Ps.	113,568,320	Ps.	125,169,156
Additions and release		69,238,564		5,007,853		481,822		74,728,239		74,430,110
Business combination		4,166,641		401,760		943,145		5,511,546		5,285,522
Modifications		20,750,663		3,644,901		6,460,657		30,856,221		31,996,863
Depreciation		(26,991,438)		(3,151,532)		(2,258,796)		(32,401,766)		—
Interest expense		—		—		—		—		16,594,964
Payments		—		—		—		—		(45,285,610)
Translation adjustment		6,050,342		900,839		246,637		7,197,818		4,912,223
Balance at December 31, 2024	Ps.	179,797,285	Ps.	13,441,253	Ps.	6,221,840	Ps.	199,460,378	Ps.	213,103,228

At December 31, 2023 and 2024, the total of the right-of-use assets include an amount of Ps. 59,820,924 and Ps. 125,960,911 corresponding to related parties, respectively, and the total of lease liabilities include an amount of Ps. 61,881,679 and Ps. 131,170,623 corresponding to related parties, respectively. For the years ended December 31, 2022, 2023 and 2024, non-cash  net additions to right-of-use assets and their related liabilities amounted to Ps.4,862,627, Ps. 3,111,591, and Ps. 298,129,  respectively.

The lease debt of the Company is integrated according to its maturities as follows:

	2023		2024
Short term	Ps.	24,375,010	Ps.	35,436,851
Long term		100,794,146		177,666,377
Total	Ps.	125,169,156	Ps.	213,103,228

The Company’s right of use long-term liability maturities as of December 31, 2024 are as follows:

Year ended December 31,

2026	Ps.	25,309,238
2027		27,034,007
2028		24,127,674
2029		60,141,767
2030		20,138,132
2031 and thereafter		20,915,559
Total	Ps.	177,666,377

During the years ended December 31, 2022, 2023 and 2024, the Company recognized expenses as follows:

	2022
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	18,095,871	Ps.	10,888,990	Ps.	28,984,861
Interest expense on lease liabilities		6,395,988		2,507,409		8,903,397
Expense relating to short-term leases		24,234		—		24,234
Expense relating to leases of low-value assets		886		—		886
Variable lease payments		65,520		—		65,520
Total	Ps.	24,582,499	Ps.	13,396,399	Ps.	37,978,898

	2023
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	15,530,686	Ps.	16,308,364	Ps.	31,839,050
Interest expense on lease liabilities		5,316,141		5,332,443		10,648,584
Expense relating to short-term leases		23,295		—		23,295
Expense relating to leases of low-value assets		1,749		—		1,749
Variable lease payments		67,927		—		67,927
Total	Ps.	20,939,798	Ps.	21,640,807	Ps.	42,580,605

	2024
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	16,046,897	Ps.	16,354,869	Ps.	32,401,766
Interest expense on lease liabilities		6,055,603		10,539,361		16,594,964
Expense relating to short-term leases		845		—		845
Expense relating to leases of low-value assets		2,288		—		2,288
Variable lease payments		94,352		—		94,352
Total	Ps.	22,199,985	Ps.	26,894,230	Ps.	49,094,215